Group entities	12 Months Ended
Dec. 31, 2017
Interests in Other Entities [Abstract]
Group entities
Group entities

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2017	December 31, 2016	December 31, 2015
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Larvotto Shipholding Ltd	Hong Kong	full	100.00%	100.00%	NA
Euronav MI Inc	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Fiorano Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Fontvieille Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Great Hope Enterprises Ltd	Hong Kong	equity	NA	NA	50.00%
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
Larvotto Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
Moneghetti Shipholding Ltd	Hong Kong	equity	NA	NA	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	NA	NA
Tankers International LLC	Marshall Islands	equity	50.00%	NA	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	40.00%	40.00%

In 2015 two joint ventures, Asia Conversion Corporation and Africa Conversion Corporation, were dissolved.
In 2016, the Group transferred its equity interests in Moneghetti Shipholding Ltd. and Fontvieille Shipholding Ltd. and acquired Bretta Tanker Holdings' equity interests in Fiorano Shipholding Ltd. and Larvotto Shipholding Ltd. As a result, the Group's equity interest in Fiorano Shipholding Ltd. and Larvotto Shipholding Ltd. increased from 50% to 100% (see Note 24). In 2016 one joint venture, Great Hope Enterprises Ltd was dissolved.
In the fourth quarter of 2017, Euronav NV incorporated a new subsidiary, Euronav MI Inc (see Note 26).

In 2017, the corporate structure of Tankers International pool (“TI Pool”) was rationalized. Under the new structure, the shares of Tankers UK Agencies (“TUKA”), fully held at the time by Tankers International LLC (“TI LLC”), an entity incorporated under the laws of the Marshall Islands, have been distributed to the two remaining founding members of the TI Pool (namely Euronav NV and International Seaways INC), to form a 50-50 joint venture.

Further, following the withdrawal in December 2017 of one of its members, TI LLC, which was previously an associate of the Group, became a joint venture of the Group as from that time.

Additionally, a new company, Tankers International Ltd. ("TIL"), was incorporated under the laws of the United Kingdom, and is fully owned by TUKA. TIL became the disponent owner of all of the vessels in the TI Pool as all the vessels are now time chartered to TIL at a floating rate equivalent to the average spot rate achieved by the pool times the pool points assigned to each vessel.

This new structure allowed the TI Pool to arrange for a credit line financing in order to lower the working capital requirement for the Pool participants which potentially can attract additional pool participants.

At December 31, 2017, the Group held 50% of the voting rights in TUKA but held 61% of the outstanding shares that participate in the result of the entity. As Euronav acquired ownership of these shares on December 28, 2017, the Group's share of the profit of the entity, as well as the Group's balances and transactions with this joint venture were not significant as of and for the year ended December 31, 2017.

At December 31, 2017, the Group held 50% of the voting rights in TI LLC but held 59% of the outstanding shares that participate in the result of the entity. The Group's share of the profit of the entity, as well as the Group's balances and transactions with this joint venture were not significant as of and for the year ended December 31, 2017.